Segment reporting (Tables)	6 Months Ended
Jun. 30, 2025
Segment reporting
Schedule of segment reporting

	For the six months ended June 30,
	2024	2025	2025
	RMB	RMB	US$
Revenues
On-demand delivery solution services	1,499,091	1,039,194	145,066
Others	120,847	92,201	12,871
Total revenues	1,619,938	1,131,395	157,937
Cost of revenues (Note)
On-demand delivery solution services	(1,480,986)	(1,044,104)	(145,751)
Others	(114,206)	(83,229)	(11,619)
Total cost of revenues	(1,595,192)	(1,127,333)	(157,370)
Gross profit	24,746	4,062	567
Reconciliation of profit or loss
Operating expenses:
General and administrative	(70,868)	(76,324)	(10,654)
Research and development	(4,939)	(3,589)	(501)
Gain on disposal of assets	7,022	5,744	802
Loss from operations	(44,039)	(70,107)	(9,786)
Non-operating (expense)/income:
Interest income	258	395	55
Interest expense	(2,301)	(2,174)	(303)
Other (expense)/income, net	(3,055)	994	139
Loss before income tax	(49,137)	(70,892)	(9,895)

Note: The cost of revenues for the six months ended June 30, 2024 and 2025 mainly include cost of labor.